S000023588 [Member] Investment Strategy - iShares Core 80/20 Aggressive Allocation ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in Underlying Funds that themselves seek investment results corresponding to their own respective underlying indexes. The Underlying Funds invest primarily in distinct asset classes, such as large- or mid-capitalization U.S. or non-U.S. equity, the aggregate bond market
(including USD-denominated bonds) or the U.S. Treasury bond market; each such asset class has its own risk profile.
The S&P Target Risk Aggressive Index (the “Underlying Index”) is composed of a portfolio of equity and fixed-income Underlying Funds and measures the performance of the S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”) proprietary allocation model that is intended to represent an “aggressive” target risk allocation strategy as defined by SPDJI. The Underlying Index seeks to emphasize exposure to equities, maximizing opportunities for long-term capital accumulation. The Underlying Index may include small allocations in fixed income to enhance portfolio efficiency. SPDJI’s estimation of an aggressive target risk allocation may differ from your own.
The Fund is designed for investors seeking long-term capital appreciation. As of July 31, 2025, the Underlying Index included a fixed allocation of 80% of its assets in Underlying Funds that invest primarily in equity securities and 20% of its assets in Underlying Funds that invest primarily in bonds. As of July 31, 2025, the Fund invested approximately 81.81% of its assets in Underlying Funds that invest primarily in equity securities, 18.09% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments.
As of July 31, 2025, the Fund invested in the iShares Core International Aggregate Bond ETF, iShares Core MSCI Emerging Markets ETF, iShares Core MSCI International Developed Markets ETF, iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF, iShares Core Universal USD Bond ETF and money market funds advised by BFA or its affiliates (“BlackRock Cash Funds”). BFA may add, eliminate or replace any or all Underlying Funds at any time. As of July 31, 2025, a significant portion of the Underlying Index is represented by companies in the financials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and an Underlying Fund may or may not hold all of the components of the applicable Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is a product of SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.